Financial Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial Instruments at Fair Value Through Profit or Loss
7.	FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Financial assets designated as at FVTPL

Private-placement convertible bonds	$100,496	$-	$-

Financial assets held for trading

Quoted ordinary shares	$4,410,732	$-	$-
Open-end mutual funds	589,976	-	-
Forward exchange contracts	61,325	-	-
Swap contracts	60,538	-	-
	5,122,571	-	-

Financial assets mandatorily classified as at FVTPL

Derivative instruments (non-designated hedges)
Swap contracts	-	1,557,714	50,889
Forward exchange contracts	-	32,070	1,048
Non-derivative financial assets
Quoted ordinary shares	-	5,151,255	168,287
Open-end mutual funds	-	581,800	19,007
Unquoted preferred shares	-	275,000	8,984
Private-placement funds	-	200,123	6,537
Hybrid financial assets
Private-placement convertible bonds	-	100,496	3,283
	-	7,898,458	258,035
	5,223,067	7,898,458	258,035
Current	5,223,067	7,262,227	237,250

Non-current	$-	$636,231	$20,785

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Financial liabilities held for trading
Derivative instruments (non-designated hedging)
Swap contracts	$652,107	$29,058	$949
Forward exchange contracts	25,323	7,597	248

	$677,430	$36,655	$1,197

The Group’s private-placement convertible bonds included embedded derivative instruments which were not closely related to the host contracts and the contracts were designated as at FVTPL on initial recognition under IAS 39. After application of IFRS 9, the entire contracts are assessed and classified mandatorily as at FVTPL since they contain host contracts that are assets within the scope of IFRS 9.

At each balance sheet date, the outstanding swap contracts not accounted for hedge accounting were as follows:

		Notional Amount
Currency	Maturity Period	(In Thousands)

December 31, 2017

Sell NT$/Buy US$	2018.01-2018.12	NT$53,136,302/US$1,782,400
Sell US$/Buy CNY	2018.01	US$52,948/CNY349,800
Sell US$/Buy JPY	2018.02-2018.03	US$70,324/JPY7,870,000
Sell US$/Buy NT$	2018.01	US$217,300/NT$6,505,767

December 31, 2018

Sell NT$/Buy US$	2019.01-2019.12	NT$49,570,469/US$1,687,400
Sell US$/Buy CNY	2019.01	US$50,292/CNY349,800
Sell US$/Buy JPY	2019.01	US$54,203/JPY6,090,000
Sell US$/Buy NT$	2019.01	US$208,800/NT$6,423,242

At each balance sheet date, the outstanding forward exchange contracts not accounted for hedge accounting were as follows:

		Notional Amount
Currency	Maturity Period	(In Thousands)

December 31, 2017

Sell NT$/Buy US$	2018.01	NT$2,389,620/US$80,000
Sell US$/Buy CNY	2018.01-2018.04	US$125,000/CNY828,858
Sell US$/Buy EUR	2018.01	US$10,674/EUR9,000
Sell US$/Buy JPY	2018.01-2018.02	US$45,517/JPY5,111,101
Sell US$/Buy MYR	2018.01-2018.03	US$15,000/MYR61,859
Sell US$/Buy NT$	2018.01	US$1,000/NT$30,142
Sell US$/Buy SGD	2018.01-2018.02	US$11,300/SGD15,305

Notional Amount
December 31, 2018	Maturity Period	(In Thousands)

Sell NT$/Buy US$	2019.01-2019.02	NT$2,453,540/US$80,000
Sell US$/Buy CNY	2019.01	US$29,000/CNY200,108
Sell US$/Buy EUR	2019.01	US$4,103/EUR3,600
Sell US$/Buy JPY	2019.01-2019.02	US$37,733/JPY4,231,754
Sell US$/Buy MYR	2019.01-2019.02	US$14,000/MYR58,430
Sell US$/Buy SGD	2019.01-2019.02	US$13,400/SGD18,391